Related Parties - Compensation Paid to Directors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related party transactions [abstract]
Remuneration	¥ 1,209	¥ 679	¥ 696
STI (Short Term Incentive)	612	229	188
LTI (Long Term Incentive)	453	286	159
Total	¥ 2,274	¥ 1,194	¥ 1,043